General Information / Summary of Significant Accounting Policies General Information / Summary of Significant Accounting Policies - new accounting policies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
lease liabilities for operating leases [Member] | leases [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	€ (115)	€ (130)
ROU assets [Member] | leases [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	(115)	€ (130)
Shareholders' Equity [Member] | intra-entity transfers of assets other than inventory [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	€ (95)
Minimum [Member] | revenue recognition [Member] | Net income [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Percent		2.00%
Minimum [Member] | revenue recognition [Member] | net sales [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Percent		0.00%
Maximum [Member] | revenue recognition [Member] | Net income [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Percent		10.00%
Maximum [Member] | revenue recognition [Member] | net sales [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Percent		5.00%